CONTINGENCIES	6 Months Ended
Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
CONTINGENCIES
NOTE 14 – CONTINGENCIES
ArcelorMittal may be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitral proceedings are recorded in accordance with the principles described in note 8.2 to the consolidated financial statements for the year ended December 31, 2018.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probabilities of loss and an estimate of damages are difficult to ascertain. Consequently, for a large number of these claims, the Company is unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, the Company has disclosed information with respect to the nature of the contingency. The Company has not accrued a provision for the potential outcome of these cases.
In cases in which quantifiable fines and penalties have been assessed or the Company has otherwise been able to reliably estimate the amount of probable loss, the Company has indicated the amount of such fine or penalty or the amount of provision accrued.
In a limited number of ongoing cases, the Company is able to make a reliable estimate of the expected loss or range of possible loss and has accrued a provision for such loss, but believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed the estimate of the range of potential loss nor the amount recorded as a loss.
These assessments can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. These assessments are based on estimates and assumptions that have been deemed reliable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that could have a material effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.
The matters discussed below constitute the most significant developments since publication of the disclosures concerning legal proceedings in the Company's consolidated financial statements for the year ended December 31, 2018.

Tax claims
Brazil
In 2003, the Federal Revenue Service granted ArcelorMittal Brasil (through its predecessor company, then known as CST) a tax benefit for certain investments. ArcelorMittal Brasil had received certificates from SUDENE, the former Agency for the Development of the Northeast Region of Brazil, confirming ArcelorMittal Brasil’s entitlement to this benefit. In September 2004, ArcelorMittal Brasil was notified of the annulment of these certificates. ArcelorMittal Brasil has pursued its right to this tax benefit through the courts against both ADENE, the successor to SUDENE, and against the Federal Revenue Service. The Federal Revenue Service issued a tax assessment in this regard for 451 in December 2007. In December 2008, the administrative tribunal of first instance upheld the amount of the assessment. ArcelorMittal Brasil appealed to the administrative tribunal of second instance, and, on August 8, 2012, the administrative tribunal of the second instance found in favor of ArcelorMittal invalidating the tax assessment, thereby ending this case except for 6,which is still pending a final decision. On April 16, 2011, ArcelorMittal Brasil received a further tax assessment for the periods of March, June and September 2007, which, taking into account interest and currency fluctuations, amounted to  163 as of December 31, 2018. In October 2011, the administrative tribunal of first instance upheld the tax assessment received by ArcelorMittal Brasil on April 16, 2011, but decided that no penalty (amounting to 77 at that time) was due. Both parties have filed an appeal with the administrative tribunal of second instance. In February 2018, the administrative tribunal of second instance found in favor of ArcelorMittal Brasil and, in June 2018, the Federal Revenue Service filed an appeal with the administrative tribunal of the third instance. In January 2019, the administrative tribunal of the third instance found in favor of ArcelorMittal Brasil. No further appeal was filed by the Federal Revenue Service within the time limit so the case is closed definitively in favor of ArcelorMittal Brasil.
In April 2016, ArcelorMittal Brasil received a tax assessment in relation to (i) the amortization of goodwill resulting from Mittal Steel’s mandatory tender offer to the minority shareholders of Arcelor Brasil following Mittal Steel’s merger with Arcelor in 2007 and (ii) the amortization of goodwill resulting from ArcelorMittal Brasil’s acquisition of CST in 2008. While the assessment, if upheld, would not result in a cash payment as ArcelorMittal Brasil did not have any tax liability for the fiscal years in question (2011 and 2012), it would result in the write-off of 251 of ArcelorMittal Brasil’s net operating loss carryforwards and as a result could have an effect on net income over time. In May 2016, ArcelorMittal Brasil filed its defense, which was not accepted at the first administrative instance. On March 10, 2017, ArcelorMittal Brasil filed an appeal to the second administrative instance which was rejected in May 2019. ArcelorMittal Brasil is waiting to be notified of the second administrative instance decision, in order to file an appeal to the third administrative instance.
In December 2018, ArcelorMittal Brasil received a tax assessment for 155 (BRL 620 million) for the 2013-2014 tax years, principally in relation to the amortization of goodwill resulting from Mittal Steel’s mandatory tender offer to the minority shareholders of Arcelor Brasil following Mittal Steel’s merger with Arcelor in 2007. ArcelorMittal Brasil filed a defense in the first administrative instance in January 2019 which issued an unfavorable decision in June 2019. An appeal to the second administrative instance was filed in July 2019.
In 2013, ArcelorMittal Brasil filed a lawsuit against the Federal Revenue Service disputing the basis of calculation of a tax called additional freight for the renewal of the Brazilian Merchant Navy ("AFRMM"), amounting to 55. The dispute is related to the inclusion of the unloading and land transport costs of the imported goods after landing to calculate AFRMM. In June 2013, ArcelorMittal Brasil obtained a preliminary decision allowing the Company not to pay such amount until a final decision was rendered. In February 2017, ArcelorMittal Brasil obtained a favorable decision at the judicial first instance which was upheld by the Federal Court of Appeals in February 2019. The decision is subject to further appeals. In November 2018, a related tax assessment was received from the Federal Revenue Service claiming 22 as a penalty for alleged failure to comply with formal requirements in the import declarations delivered by the Company in the years 2013-2018, which were the subject matter of the preliminary decision of June 2013. In December 2018, ArcelorMittal Brasil presented its defense in the first administrative instance which in June 2019 decided in ArcelorMittal Brasil’s favor. This decision is subject to appeal. A further related tax assessment was received from the Federal Revenue Service claiming 0.3 as a penalty for alleged failure to comply with formal requirements in the import declarations delivered by the Company in the period between September and November 2013. In October 2018, ArcelorMittal Brasil presented its defense in the first administrative instance and a decision is now pending.
For over 20 years, ArcelorMittal Brasil has been challenging the basis of the calculation of the Brazilian COFINS and PIS social security taxes (specifically, whether Brazilian VAT may be deducted from the base amount on which the COFINS and PIS taxes are calculated), in an amount of 4. ArcelorMittal Brasil deposited the disputed amount in escrow with the relevant Brazilian judicial branch when it became due. Since the principal amount bears interest at a rate applicable to judicial deposits, the amount stood at 49 as of December 31, 2018. In March 2017, the Supreme Court decided a separate case, not involving ArcelorMittal Brasil, on the same subject in favor of the relevant taxpayers. Such separate Supreme Court decision is of binding precedential value with respect to all similar cases, including those of ArcelorMittal Brasil. In July 2018, the second judicial instance found in favor of ArcelorMittal Brasil after applying the Supreme Court’s precedent. In December 2018, the Federal Revenue Service brought an appeal of the second judicial instance’s decision to the Supreme Court. In June 2019, the Federal Revenue Service’s appeal was dismissed in a final and unappealable decision in favor of ArcelorMittal Brasil.
In the period from 2014 to 2018, ArcelorMittal Brasil received six tax assessments from the Federal Revenue Service in the amount of 54 disputing its use of credits for PIS and COFINS social security taxes in 2010, 2011 and 2013. The dispute relates to the concept of production inputs in the context of these taxes. Of the six cases, two are pending decision in the first administrative instance, two had partially favorable first administrative instance decisions and await the trial of further appeals and two had unfavorable first administrative instance decisions and await the trial of further appeals. In March, 2018, the Superior Court decided a leading case, not involving ArcelorMittal Brasil, that established that the restrictive concept of inputs adopted by the tax authorities is illegal and that credits over inputs must be accepted on the basis of the criteria of essentiality or relevance towards the production process of each taxpayer. In September 2018, the Federal Union published an internal orientation for its attorneys, expressing a restrictive view of the Superior Court’s decision and determining that each individual case would be analyzed in order to decide whether the items are essential or not. In that sense, ArcelorMittal Brasil’s cases will be submitted for review by the Federal Union Attorney’s office before further decisions are taken.
In May 2014, ArcelorMittal Comercializadora de Energia received a tax assessment from the state of Minas Gerais alleging that the Company did not correctly calculate tax credits on interstate sales of electricity from February 2012 to December 2013. The amount claimed totals 51. ArcelorMittal Comercializadora de Energia filed its defense in June 2014. Following an unfavorable administrative decision in November 2014, ArcelorMittal filed an appeal in December 2014. In March 2015, there was a further unfavorable decision at the second administrative level. Following the conclusion of this proceeding at the administrative level, the Company received the tax enforcement notice in December 2015 and filed its defense in February 2016. In April 2016, ArcelorMittal Comercializadora de Energia received an additional tax assessment in the amount, after taking account of a reduction of fines mentioned below, of 57, regarding the same matter, for infractions which allegedly occurred during the 2014 to 2015 period, and filed its defense in May 2016. In May 2017, there was a further unfavorable decision at the second administrative level in respect of the tax assessment received in April 2016. In June 2017, ArcelorMittal Comercializadora de Energia filed an appeal to the second administrative instance. This appeal was rejected in August 2017. In October and November 2017, the Company appealed in relation to both tax assessments to the judicial instance. In November 2017, the Company received a notice from the tax authority informing it of the reduction of the fines element by 18 in the second case, due to the retroactive application of a new law. In February 2019, due to the retroactive application of a new law, a reduction of the fine element of 9 was finalized in the first case.
Mexico
With respect to 2007 and 2009, the Mexican Tax Administration Service challenged the interest deduction related to certain loans and issued tax assessments to ArcelorMittal Mexico for 22 and 27, respectively. In November 2018, a Federal Administrative and Tax Justice Court ruled against the annulment complaint filed by ArcelorMittal Mexico in relation to the 2007 tax assessment and in December 2018, ArcelorMittal Mexico filed an appeal before the Collegiate Tribunal For Administrative Matters which was rejected in June 2019 according to the Court’s records but has not yet been officially notified. With respect to the 2009 tax assessment, in November 2016 ArcelorMittal Mexico filed an administrative appeal before the Administrative Authority on Federal Tax Matters which has not yet been determined.
In October 2018, the Mexican Tax Administration Service issued a tax assessment to ArcelorMittal Las Truchas, alleging that ArcelorMittal Las Truchas owes  90 with respect to 2013 due to: (i) improper interest deductions relating to certain loans and (ii) non-deduction of advanced rent payments. In November 2018, ArcelorMittal Las Truchas filed an administrative appeal before the Administrative Authority on Federal Tax Matters which was partially rejected in June 2019 and will be appealed.
Other legal claims
Argentina
Over the course of 2007 to 2018, the Argentinian Customs Office Authority (Aduana) notified Acindar, the Company's Argentinian subsidiary, of certain inquiries that it was conducting with respect to prices declared by Acindar related to iron ore imports. The Customs Office Authority was seeking to determine whether Acindar incorrectly declared prices for iron ore imports from several different Brazilian suppliers and from ArcelorMittal Sourcing originally on 39 different claims concerning several shipments made between 2002 and 2014. The investigations are subject to the administrative procedures of the Customs Office Authority and are at different procedural stages depending on the filing date of the investigation. In March 2018, the Customs Office Authority issued a general instruction that orders customs to withdraw current claims related to the difference between import prices in Argentina and export prices of iron ore when exiting Brazil. This will have a material impact on the claims made against Acindar although the exact impact cannot be quantified at this stage. As of June 2019, the aggregate amount claimed by the Customs Office Authority in respect of all iron ore shipments is 118 in 23 different cases. Of these 23 cases, 5 are still in the administrative branch of the Customs Office Authority and the other 18 cases, in which the administrative branch of the Customs Office Authority ruled against Acindar, have been appealed to the Argentinian National Fiscal Court.
Canada
In April 2011, a proceeding was commenced before the Ontario (Canada) Superior Court of Justice under the Ontario Class Proceedings Act, 1992, against ArcelorMittal, Baffinland, and certain other parties relating to the January 2011 take-over of Baffinland by ArcelorMittal, Nunavut Iron Ore Holdings and 1843208 Ontario Inc. The action alleges that the tender offer document contained certain misrepresentations and seeks damages in an aggregate amount of 764 (CAD 1 billion) or rescission of the transfer of the Baffinland securities by members of a class comprised of all Baffinland securities holders who tendered their Baffinland securities, and whose securities were taken up, in connection with the take-over between September 22, 2010 and February 17, 2011, or otherwise disposed of their Baffinland securities on or after January 14, 2011. The class certification hearings were held in January 2018, and the court certified the class in a decision dated May 18, 2018. The court also certified the statutory circular misrepresentation, insider trading, unjust enrichment and oppression claims. The court included in the class persons who tendered their Baffinland securities to the take-over bid and, for purposes of the oppression claims only, persons who sold their Baffinland securities in the secondary market after January 13, 2011. The court excluded from the class those persons who disposed of their Baffinland securities pursuant to a court ordered plan of arrangement. In June 2019, the parties entered into a settlement agreement in which the defendants agreed to pay CAD 6.5 million to the class subject to the approval of the court. The settlement contains a threshold for opt outs which, if exceeded, gives any of the defendants the right to terminate the settlement. The settlement approval hearing will be heard by the Ontario court in early September 2019.